Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Advisors Shares
Dated November 1, 2018
HC Capital Trust

The date of this Supplement is January 11, 2019

The Catholic SRI Growth Portfolio (the “Portfolio”): Effective January 11, 2019, the Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since its inception on January 11, 2016. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies:

The second to the last paragraph on page 63 is eliminated in its entirety.

Principal Investment Risks:

The section entitled “Non-diversification Risk” on page 64 is eliminated in its entirety.

Supplement to Prospectus

HC Strategic Shares
Dated November 1, 2018
HC Capital Trust

The date of this Supplement is January 11, 2019

The Catholic SRI Growth Portfolio (the “Portfolio”): Effective January 11, 2019, the Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since its inception on January 11, 2016. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies:

The second to the last paragraph on page 62 is eliminated in its entirety.

Principal Investment Risks:

The section entitled “Non-diversification Risk” on page 64 is eliminated in its entirety.
HC Advisors Shares | The Catholic SRI Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Advisors Shares
Dated November 1, 2018
HC Capital Trust

The date of this Supplement is January 11, 2019

The Catholic SRI Growth Portfolio (the “Portfolio”): Effective January 11, 2019, the Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since its inception on January 11, 2016. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies:

The second to the last paragraph on page 63 is eliminated in its entirety.

Principal Investment Risks:

The section entitled “Non-diversification Risk” on page 64 is eliminated in its entirety.
HC Strategic Shares | The Catholic SRI Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Strategic Shares
Dated November 1, 2018
HC Capital Trust

The date of this Supplement is January 11, 2019

The Catholic SRI Growth Portfolio (the “Portfolio”): Effective January 11, 2019, the Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since its inception on January 11, 2016. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies:

The second to the last paragraph on page 62 is eliminated in its entirety.

Principal Investment Risks:

The section entitled “Non-diversification Risk” on page 64 is eliminated in its entirety.